INDEBTEDNESS - Future Minimum Payments Due (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Year One	$ 920
Year Two	3,650	$ 3,650
Year Three	3,650	3,650
Year Four	10,603	3,650
Year Five		10,603
Year Five and Thereafter		24,039
Year Five	24,039
Total	42,862	45,592
Interest payable	(12,862)	(15,592)
Unamortized debt issuance costs	(3,180)	(3,655)
Current portion of long-term debt	(26,820)	(26,345)	$ (4,444)
Long-term debt	$ 0	$ 0	$ 10,719